UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     October 23, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $110,981 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chem            COM              009158106     1628    24525 SH       SOLE                    20775              3750
Amgen Corp                     COM              031162100     1073    14994 SH       SOLE                    12344              2650
Bank of America Corp           COM              060505104     2120    39575 SH       SOLE                    32967              6608
Bright Horizon Family Sol      COM              109195107      491    11768 SH       SOLE                    11768
ChevronTexaco Corp             COM              166764100     2205    33989 SH       SOLE                    28519              5470
Cisco Systems                  COM              17275R102     2286    99480 SH       SOLE                    87230             12250
CitiGroup Inc                  COM              172967101     2048    41224 SH       SOLE                    34224              7000
Coca Cola Co                   COM              191216100      739    16545 SH       SOLE                    14095              2450
Colgate-Palmolive              COM              194162103     1268    20413 SH       SOLE                    16513              3900
Comcast Corp New 'A'           COM              20030N101     1213    32870 SH       SOLE                    25930              6940
Dover Corp                     COM              260003108      958    20200 SH       SOLE                    17600              2600
Duke Energy Co                 COM              26441c105     1348    44630 SH       SOLE                    37130              7500
Ebay                           COM              278642103      908    32015 SH       SOLE                    28015              4000
Eli Lilly                      COM              532457108     1030    18072 SH       SOLE                    15172              2900
EMC Corp Mass                  COM              268648102      980    81819 SH       SOLE                    73919              7900
Emerson Electric               COM              291011104     2206    26310 SH       SOLE                    22010              4300
Exxon-Mobil                    COM              30231G102     3094    46110 SH       SOLE                    39252              6858
FedEx Corporation              COM              31428X106     1109    10200 SH       SOLE                    10200
Fifth Third Bancorp            COM              316773100      861    22608 SH       SOLE                    18108              4500
Flextronics Intl               COM              Y2573F102      866    68487 SH       SOLE                    58787              9700
General Electric Co            COM              369604103     1153    32664 SH       SOLE                    26664              6000
Goldman Sachs                  COM              38141G104      254     1500 SH       SOLE                                       1500
Heinz H J Co                   COM              423074103      832    19853 SH       SOLE                    17203              2650
Home Depot Inc                 COM              437076102     1657    45696 SH       SOLE                    37896              7800
Ingersoll-Rand Co              COM              G4776G101     1598    42074 SH       SOLE                    33724              8350
Intel Corp                     COM              458140100     1587    77134 SH       SOLE                    64334             12800
iShares: DJ Technology         COM              464287721      249     4848 SH       SOLE                     4848
iShares: DJ Telecom            COM              464287713      436    15750 SH       SOLE                    15750
iShares: MSCI EAFE             COM              464287465    17747   261951 SH       SOLE                   261951
iShares: MSCI Emerging Markets COM              464287234      242     2500 SH       SOLE                     2500
iShares: Russell 2000          COM              464287655     4144    57561 SH       SOLE                    57561
iShares: Russell Midcap        COM              464287499     3877    41577 SH       SOLE                    41577
JDS/Uniphase                   COM              46612J101      151    68950 SH       SOLE                    39150             29800
Johnson & Johnson              COM              478160104     2093    32231 SH       SOLE                    27231              5000
McGraw Hill Inc                COM              580645109     1074    18515 SH       SOLE                    14515              4000
Medtronic Inc                  COM              585055106     1059    22803 SH       SOLE                    18003              4800
Microsoft                      COM              594918104     2208    80723 SH       SOLE                    68323             12400
Motorola                       COM              620076109     1098    43908 SH       SOLE                    34708              9200
Northrop Grumman               COM              666807102     1185    17410 SH       SOLE                    13760              3650
Oracle                         COM              68389X105      963    54278 SH       SOLE                    45978              8300
Pepsico Inc                    COM              713448108     1407    21563 SH       SOLE                    18063              3500
Pfizer Inc                     COM              717081103     1770    62420 SH       SOLE                    54060              8360
Procter & Gamble               COM              742718109     1188    19165 SH       SOLE                    15465              3700
S&P 500 Depository Receipts    COM              78462f103    10224    76542 SH       SOLE                    75742               800
S&P Midcap 400 Index           COM              595635103      226     1639 SH       SOLE                     1639
Schlumberger                   COM              806857108     1757    28327 SH       SOLE                    23627              4700
SPDR: S&P Energy               COM              81369Y506      292     5470 SH       SOLE                     5470
SPDR: S&P Financial            COM              81369Y605     2056    59381 SH       SOLE                    57881              1500
SPDR: S&P Industrial           COM              81369Y704      227     6820 SH       SOLE                     6820
SPDR: S&P Materials            COM              81369Y100      318    10035 SH       SOLE                    10035
SPDR: S&P Utilities            COM              81369Y886      461    13565 SH       SOLE                    13565
Sprint Nextel Corp             COM              852061100     1128    65799 SH       SOLE                    53710             12089
State Street Corp              COM              857477103     2035    32613 SH       SOLE                    27163              5450
Target Corp                    COM              87612E106     1080    19552 SH       SOLE                    15652              3900
Texas Instruments              COM              882508104      908    27319 SH       SOLE                    22319              5000
VG - Emerging Markets          COM              922042858      855    12727 SH       SOLE                    12727
VG - Total US Stock Market     COM              922908769     8242    62691 SH       SOLE                    62691
Wachovia Corp                  COM              929903102     1740    31188 SH       SOLE                    26988              4200
Wal-Mart                       COM              931142103      845    17140 SH       SOLE                    17140
Walt Disney Co                 COM              254687106     1293    41831 SH       SOLE                    33281              8550
Zimmer Hldg Inc                COM              98956p102      891    13205 SH       SOLE                    11605              1600